Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 26,322,047	$ 16,567,982	$ 23,475,521	$ 12,236,974
Financial instruments		0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	26,322,047	16,567,982
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 685,518	918,701
Description of risk	Based on the financial assets and liabilities held at June 30, 2020, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $685,518 lower/$685,518 higher (2019 – $918,701 lower/$918,701 higher)
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Euro [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 1,025,845	$ 402,962
Description of risk	Based on the financial instruments held at June 30, 2020, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the Group’s post-tax loss for the year would have been $1,025,845 lower/$1,025,845 higher (2019 – $402,962 lower/$402,962 higher ), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments.